COMMITMENTS AND CONTINGENCIES TRANSACTIONS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES TRANSACTIONS:
Cash component percent of any funds raised		10.00%
Issue of restricted common stock shares for each $100,000 raised, or fraction thereof.		14,000
Raised from two short-term convertible note holders, resulting in the payment		$ 17,500
Number of shares to be issued on $175,000 raise		24,500
Investor relations services for a period of one year from the effective date for a cash consideration per month	2,500	2,500
Shares of common stock, issued	174,600	174,600
Claims by creditors of the Company amounting	372,090	372,090
Claims against long-term liabilities	848,916	848,916
Shares on conclusion of the agreement	43,650
Shares over the nine month period January to September 2014	130,950
leases approximately 2,300 square feet of office space in Houston per month	2,200
Sub-leases approximately 748 square feet of loft space in Houston	$ 1,675